Cover Page	May 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2026
Entity Registrant Name	Cable One, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36863
Entity Tax Identification Number	13-3060083
Entity Address, Address Line One	210 E. Earll Drive, Phoenix, Arizona
Entity Address, Postal Zip Code	85012
City Area Code	602
Local Phone Number	364-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CABO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001632127
Amendment Flag	false